SCHEDULE OF AMORTIZATION PAYMENTS (Details) - USD ($)	Nov. 30, 2021	May 31, 2021	Nov. 25, 2020	Aug. 07, 2020	Jun. 18, 2020	May 31, 2020
Short-term Debt [Line Items]
Long-term Debt	$ 2,006,114	$ 2,211,097				$ 1,192,048
Self-Amortization Promissory Notes [Member]
Short-term Debt [Line Items]
Long-term Debt					$ 594,921
Self-Amortization Promissory Notes [Member] | 10/16/2020 [Member]
Short-term Debt [Line Items]
Long-term Debt					66,125
Self-Amortization Promissory Notes [Member] | 11/16/2020 [Member]
Short-term Debt [Line Items]
Long-term Debt					66,125
Self-Amortization Promissory Notes [Member] | 12/16/2020 [Member]
Short-term Debt [Line Items]
Long-term Debt					66,125
Self-Amortization Promissory Notes [Member] | 01/18/2021 [Member]
Short-term Debt [Line Items]
Long-term Debt					66,125
Self-Amortization Promissory Notes [Member] | 02/18/2021 [Member]
Short-term Debt [Line Items]
Long-term Debt					66,125
Self-Amortization Promissory Notes [Member] | 03/18/2021 [Member]
Short-term Debt [Line Items]
Long-term Debt					66,125
Self-Amortization Promissory Notes [Member] | 04/16/2021 [Member]
Short-term Debt [Line Items]
Long-term Debt					66,125
Self-Amortization Promissory Notes [Member] | 05/18/2021 [Member]
Short-term Debt [Line Items]
Long-term Debt					66,125
Self-Amortization Promissory Notes [Member] | 06/18/2021 [Member]
Short-term Debt [Line Items]
Long-term Debt					$ 65,921
August 7, 2020 Self Amortization Promissory Note [Member]
Short-term Debt [Line Items]
Long-term Debt				$ 360,558.34
August 7, 2020 Self Amortization Promissory Note [Member] | 12/07/2020 [Member]
Short-term Debt [Line Items]
Long-term Debt				40,075.75
August 7, 2020 Self Amortization Promissory Note [Member] | 01/07/2021 [Member]
Short-term Debt [Line Items]
Long-term Debt				40,075.75
August 7, 2020 Self Amortization Promissory Note [Member] | 02/08/2021 [Member]
Short-term Debt [Line Items]
Long-term Debt				40,075.75
August 7, 2020 Self Amortization Promissory Note [Member] | 03/08/2021 [Member]
Short-term Debt [Line Items]
Long-term Debt				40,075.75
August 7, 2020 Self Amortization Promissory Note [Member] | 04/07/2021 [Member]
Short-term Debt [Line Items]
Long-term Debt				40,075.75
August 7, 2020 Self Amortization Promissory Note [Member] | 05/07/2021 [Member]
Short-term Debt [Line Items]
Long-term Debt				40,075.75
August 7, 2020 Self Amortization Promissory Note [Member] | 06/07/2021 [Member]
Short-term Debt [Line Items]
Long-term Debt				40,075.75
August 7, 2020 Self Amortization Promissory Note [Member] | 07/07/2021 [Member]
Short-term Debt [Line Items]
Long-term Debt				40,075.75
August 7, 2020 Self Amortization Promissory Note [Member] | 08/07/2021 [Member]
Short-term Debt [Line Items]
Long-term Debt				$ 39,952.34
November 23, 2020 Self-Amortization Promissory Note [Member]
Short-term Debt [Line Items]
Long-term Debt			$ 840,000
November 23, 2020 Self-Amortization Promissory Note [Member] | 2/23/2021 [Member]
Short-term Debt [Line Items]
Long-term Debt			84,000
November 23, 2020 Self-Amortization Promissory Note [Member] | 3/23/2021 [Member]
Short-term Debt [Line Items]
Long-term Debt			84,000
November 23, 2020 Self-Amortization Promissory Note [Member] | 4/23/2021 [Member]
Short-term Debt [Line Items]
Long-term Debt			84,000
November 23, 2020 Self-Amortization Promissory Note [Member] | 5/21/2021 [Member]
Short-term Debt [Line Items]
Long-term Debt			84,000
November 23, 2020 Self-Amortization Promissory Note [Member] | 6/23/2021 [Member]
Short-term Debt [Line Items]
Long-term Debt			84,000
November 23, 2020 Self-Amortization Promissory Note [Member] | 7/23/2021 [Member]
Short-term Debt [Line Items]
Long-term Debt			84,000
November 23, 2020 Self-Amortization Promissory Note [Member] | 8/23/2021 [Member]
Short-term Debt [Line Items]
Long-term Debt			84,000
November 23, 2020 Self-Amortization Promissory Note [Member] | 9/23/2021 [Member]
Short-term Debt [Line Items]
Long-term Debt			84,000
November 23, 2020 Self-Amortization Promissory Note [Member] | 10/22/2021 [Member]
Short-term Debt [Line Items]
Long-term Debt			84,000
November 23, 2020 Self-Amortization Promissory Note [Member] | 11/23/2021 [Member]
Short-term Debt [Line Items]
Long-term Debt			$ 84,000